CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 9,041	$ 8,484
Purchased power	4,486	4,143
Related Party
Purchased power	3,036	2,705
Distribution
Revenues	6,557	6,175
Distribution | Related Party
Revenues	447	427
Transmission
Revenues	2,429	2,269
Transmission | Related Party
Revenues	$ 2,390	$ 2,254